As filed with the Securities and Exchange Commission on May 7, 2020.

File Nos.
033-23493
811-05583

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 107	[X]

and/or

Registration Statement Under The Investment Company Act of 1940

Amendment No. 108	[X]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(a Delaware Statutory Trust)
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle Esq., One Franklin Parkway, San Mateo, CA  94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of May, 2020.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(Registrant)

By: /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Edward D. Perks*	President & Chief Executive Officer –
Edward D. Perks	Investment Management
Dated: May 6, 2020

MATTHEW T. HINKLE*	Chief Executive Officer –
Matthew T. Hinkle	Finance and Administration
Dated: May 6, 2020

GASTON GARDEY*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: May 6, 2020

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 6, 2020

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: May 6, 2020

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: May 6, 2020

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 6, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 6, 2020

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 6, 2020

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 6, 2020

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: May 6, 2020

*By: /s/Steven J. Gray

Steven J. Gray, as Attorney-in-Fact*

(Pursuant to power of attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase